Goodwill and Intangible Assets - Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Goodwill [Line Items]
Amortization expense	$ 55,144	$ 60,226	$ 51,372
Acquired finite lived intangible assets weighted average useful life	12 years 10 months 24 days